Business acquisition (Details) ¥ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				12 years 1 month 6 days	12 years 1 month 6 days
Goodwill, Acquired During Period					¥ 11,478	¥ 1,529
Dada [Member]
Business Acquisition [Line Items]
Goodwill, Acquired During Period					3,143
Jd Retail [Member]
Business Acquisition [Line Items]
Goodwill, Acquired During Period					1,399	1,529
Dada Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	52.00%		52.00%
Finite-Lived Intangible Asset, Useful Life	7 years
Cash consideration and business cooperation agreement as consideration of the acquisition | $		$ 800
Business Combination Step Acquisition Equity Interest In Acquiree Remeasurement Gain			¥ 72
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Cash And Equivalents And Restricted Cash	¥ 4,623		4,623
Business Acquisition, Pro Forma Revenue					1,047,200	956,800
Business Acquisition, Pro Forma Net Income (Loss)					¥ 9,500	¥ (6,300)
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Premium	¥ 3,623		¥ 3,623